Group statement of changes in equity - USD ($) $ in Millions	Total	Equity share capital [member]	Capital redemption reserve [member]	Shares held by employee share trusts [member]	Other reserves [member]	Fair value reserve [member]	Cash flow hedge reserves [member]	Currency translation reserve [member]	Retained earnings [member]	IHG shareholders' equity [member]	Non-controlling interests [member]
Beginning balance at Dec. 31, 2021	$ (1,474)	$ 154	$ 10	$ (22)	$ (2,873)	$ 25	$ 5	$ 316	$ 904	$ (1,481)	$ 7
Profit for the year	376								375	375	1
Items that may be subsequently reclassified to profit or loss:
Gains/(losses) on cash flow hedges	35						35			35
Gains/(losses) on net investment hedges	(6)							(6)		(6)
Costs of hedging	3						3			3
Hedging losses/(gains) reclassified to financial expenses	(43)						(43)			(43)
Exchange gains (losses) on retranslation of foreign operations	187							188		188	(1)
Total items that may be subsequently reclassified to profit or loss	176						(5)	182		177	(1)
Items that will not be reclassified to profit or loss:
Gains (Losses) on equity instruments classified as fair value through other comprehensive income	1					1				1
Re-measurement gains (losses) on defined benefit plans	15								15	15
Total items that will not be reclassified to profit or loss	16					1			15	16
Total other comprehensive income/(loss) for the year	192					1	(5)	182	15	193	(1)
Total comprehensive income (loss) for the year	568					1	(5)	182	390	568
Repurchase of shares, including taxes and transaction costs	(513)	(1)	1						(513)	(513)
Purchase of own shares by employee share trusts	(1)			(1)						(1)
Transfer of treasury shares to employee share trusts				(26)					26
Release of own shares by employee share trusts				12					(12)
Equity-settled share-based cost	44								44	44
Tax related to share schemes	1								1	1
Equity dividends paid	(233)								(233)	(233)
Exchange adjustments		(16)	(1)		17
Ending balance at Dec. 31, 2022	(1,608)	137	10	(37)	(2,856)	26		498	607	(1,615)	7
Profit for the year	750								750	750
Items that may be subsequently reclassified to profit or loss:
Gains/(losses) on cash flow hedges	(30)						(30)			(30)
Gains/(losses) on net investment hedges	15							15		15
Costs of hedging	0
Hedging losses/(gains) reclassified to financial expenses	28						28			28
Exchange gains (losses) on retranslation of foreign operations	(137)							(137)		(137)
Total items that may be subsequently reclassified to profit or loss	(124)						(2)	(122)		(124)
Items that will not be reclassified to profit or loss:
Gains (Losses) on equity instruments classified as fair value through other comprehensive income	(3)					(3)				(3)
Re-measurement gains (losses) on defined benefit plans	(2)								(2)	(2)
Total items that will not be reclassified to profit or loss	(5)					(3)			(2)	(5)
Total other comprehensive income/(loss) for the year	(129)					(3)	(2)	(122)	(2)	(129)
Total comprehensive income (loss) for the year	621					(3)	(2)	(122)	748	621
Repurchase of shares, including taxes and transaction costs	(765)	(3)	3						(765)	(765)
Purchase of own shares by employee share trusts	(8)			(8)						(8)
Transfer of treasury shares to employee share trusts				(21)					21
Release of own shares by employee share trusts				32					(32)
Equity-settled share-based cost	51								51	51
Tax related to share schemes	11								11	11
Equity dividends paid	(248)								(245)	(245)	(3)
Exchange adjustments		7	1	(1)	(7)
Ending balance at Dec. 31, 2023	(1,946)	141	14	(35)	(2,863)	23	(2)	376	396	(1,950)	4
Profit for the year	628								628	628
Items that may be subsequently reclassified to profit or loss:
Gains/(losses) on cash flow hedges	(124)						(124)			(124)
Gains/(losses) on net investment hedges	(7)							(7)		(7)
Costs of hedging	(11)						(11)			(11)
Hedging losses/(gains) reclassified to financial expenses	165						165			165
Exchange gains (losses) on retranslation of foreign operations	4							4		4
Total items that may be subsequently reclassified to profit or loss	27						30	(3)		27
Items that will not be reclassified to profit or loss:
Gains (Losses) on equity instruments classified as fair value through other comprehensive income	2					2				2
Re-measurement gains (losses) on defined benefit plans	4								4	4
Total items that will not be reclassified to profit or loss	6					2			4	6
Total other comprehensive income/(loss) for the year	33					2	30	(3)	4	33
Total comprehensive income (loss) for the year	661					2	30	(3)	632	661
Repurchase of shares, including taxes and transaction costs	(812)	(2)	2						(812)	(812)
Purchase of own shares by employee share trusts	(27)			(27)						(27)
Transfer of treasury shares to employee share trusts				(33)					33
Release of own shares by employee share trusts				31					(31)
Equity-settled share-based cost	60			0					60	60
Tax related to share schemes	15			0					15	15
Equity dividends paid	(259)			0					(259)	(259)
Exchange adjustments	0	(2)		1	1
Ending balance at Dec. 31, 2024	$ (2,308)	$ 137	$ 16	$ (63)	$ (2,862)	$ 25	$ 28	$ 373	$ 34	$ (2,312)	$ 4